Group balance sheet - GBP (£) £ in Millions		Mar. 31, 2018 [1]	Mar. 31, 2017	Mar. 31, 2016
Non-current assets
Intangible assets		£ 14,447	£ 15,029	£ 15,450
Property, plant and equipment		17,000	16,498	15,971
Derivative financial instruments		1,312	1,818	1,462
Investments		53	44	46
Associates and joint ventures		38	31	24
Trade and other receivables	[2]	317	360	218
Deferred tax assets		1,326	1,717	1,247
Non current assets		34,493	35,497	34,418
Current assets
Programme rights		272	264	225
Inventories		239	227	189
Trade and other receivables		4,014	3,835	3,978
Current tax receivable		77	73	65
Derivative financial instruments		197	428	177
Investments		3,022	1,520	2,918
Cash and cash equivalents		528	528	996
Current assets		8,349	6,875	8,548
Current liabilities
Loans and other borrowings		2,281	2,632	3,736
Derivative financial instruments		50	34	48
Trade and other payables		7,168	7,437	7,418
Current tax liabilities		83	197	271
Provisions		603	625	178
Current liabilities		10,185	10,925	11,651
Total assets less current liabilities		32,657	31,447	31,315
Non-current liabilities
Loans and other borrowings		11,994	10,081	11,025
Derivative financial instruments		787	869	863
Retirement benefit obligations		6,847	9,088	6,382
Other payables		1,326	1,298	1,106
Deferred tax liabilities		1,340	1,240	1,262
Provisions		452	536	565
Non current liabilities		22,746	23,112	21,203
Equity
Ordinary shares		499	499	499
Share premium		1,051	1,051	1,051
Own shares		(186)	(96)	(115)
Merger reserve		6,647	6,647	8,422
Other reserves		534	884	685
Retained profit (loss)		1,366	(650)	(430)
Total equity	[3]	9,911	8,335	10,112
Total equity and Liabilities		£ 32,657	£ 31,447	£ 31,315

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.
[2]	Other assets includes costs relating to the initial set-up, transition or transformation phase of long-term networked IT services contracts of £145m (2016/17: £163m, 2015/16: £111m), and prepayments and leasing debtors of £172m (2016/17: £197m, 2015/16: £107m).
[3]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consoliated financial statements.